Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Accounting Policies [Abstract]
Operating lease, term of contract	short-term leases less than 12 months. During the fiscal years ended March 31, 2024 and 2023
Short-term lease, cost	$ 83,266	$ 88,472
Allowance for expected losses	0	0
Employee benefits	125,461	104,283
Marketing and promotion costs	31,990	216,423
Research and development expense	0
Income tax penalties and interest expense	$ 0	0
Percentage of value added tax	6.00%
Cash	$ 384	$ 396	¥ 17,574,082	¥ 19,791,079